Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.88400%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$574,741.37

Principal:
Principal Collections	$12,638,223.81
Prepayments in Full	$5,016,960.19
Liquidation Proceeds	$8,249.25
Recoveries	$28,675.78
Sub Total	$17,692,109.03
Collections	$18,266,850.40

Purchase Amounts:
Purchase Amounts Related to Principal	$380,644.05
Purchase Amounts Related to Interest	$1,751.48
Sub Total	$382,395.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,649,245.93

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,649,245.93
Servicing Fee	$266,906.22	$266,906.22	$0.00	$0.00	$18,382,339.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,382,339.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,382,339.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,382,339.71
Interest - Class A-3 Notes	$148,375.68	$148,375.68	$0.00	$0.00	$18,233,964.03
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$18,073,814.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,073,814.11
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$18,003,885.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,003,885.36
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$17,953,363.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,953,363.19
Regular Principal Payment	$16,621,005.82	$16,621,005.82	$0.00	$0.00	$1,332,357.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,332,357.37
Residual Released to Depositor	$0.00	$1,332,357.37	$0.00	$0.00	$0.00
Total		$18,649,245.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,621,005.82
Total					$16,621,005.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,621,005.82	$44.48	$148,375.68	$0.40	$16,769,381.50	$44.88
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$16,621,005.82	$12.77	$428,976.52	$0.33	$17,049,982.34	$13.10

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$105,355,509.57	0.2819254	$88,734,503.75	0.2374485
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$273,175,509.57	0.2099541	$256,554,503.75	0.1971797

Pool Information
Weighted Average APR	2.416%	2.418%
Weighted Average Remaining Term	27.74	27.01
Number of Receivables Outstanding	26,528	25,806
Pool Balance	$320,287,462.08	$302,183,885.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$299,197,979.71	$282,576,973.89
Pool Factor	0.2270949	0.2142588

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$19,606,911.75
Targeted Overcollateralization Amount	$45,629,381.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,629,381.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$59,499.14
(Recoveries)		88	$28,675.78
Net Loss for Current Collection Period			$30,823.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1155%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6424%
Second Prior Collection Period			0.8428%
Prior Collection Period			1.3008%
Current Collection Period			0.1188%
Four Month Average (Current and Prior Three Collection Periods)			0.7262%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2967	$12,319,010.23
(Cumulative Recoveries)			$2,428,405.05
Cumulative Net Loss for All Collection Periods			$9,890,605.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7013%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,152.01
Average Net Loss for Receivables that have experienced a Realized Loss			$3,333.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	194	$2,802,374.06
61-90 Days Delinquent	0.27%	45	$825,054.68
91-120 Days Delinquent	0.11%	18	$330,548.45
Over 120 Days Delinquent	0.14%	25	$423,623.03
Total Delinquent Receivables	1.45%	282	$4,381,600.22

Repossession Inventory:
Repossessed in the Current Collection Period		4	$64,902.15
Total Repossessed Inventory		25	$464,561.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2705%
Prior Collection Period			0.2903%
Current Collection Period			0.3410%
Three Month Average			0.3006%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5226%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer